Debt - Credit Facilities (Details)		1 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2015 USD ($)	May 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Rate		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)
Line of Credit Facility [Line Items]
Outstanding balance				$ 11,330,473,000		$ 9,205,559,000		$ 6,389,775,000
Outstanding Balance, Current				98,500,000		15,000,000	[1],[2]	0	[1],[2]
Long-term Debt, Gross						9,345,000,000		6,500,000,000
Loss on Extinguishment of Debt				52,070,000	$ 96,273,000	96,273,000		114,335,000		$ 131,576,000
2015 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Original facility size				4,600,000,000							$ 4,600,000,000
Outstanding balance				0		845,000,000
Commitments prepaid or terminated				2,643,867,000
Letters of credit issued				0
Available commitment				$ 1,956,133,000		3,800,000,000
Debt Instrument, Description of Variable Rate Basis				LIBOR or base rate
Debt Instrument, Maturity Date, Description				Earlier of December 31, 2020 or second anniversary of Trains 1 through 5 completion date
Debt Instrument, Fee Amount						$ 88,300,000
Debt Instrument, Fixed Charge, Coverage Ratio | Rate						1.25
Line Of Credit Facility, Insurance Premium, Percentage Of Drawn Amount						0.45%
Line Of Credit Facility, Unused Capacity, Commitment Fee Percentage Of Margin On Undrawn Commitment						40.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage						0.70%
Line Of Credit Facility, Amortization Period						18 years
Long-term Debt, Gross	[3],[4]					$ 845,000,000		0
Loss on Extinguishment of Debt				$ 51,800,000
2015 Credit Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives						65.00%
2015 Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.30%		1.30%
2015 Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.75%		1.75%
2015 Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.75%		1.75%
2013 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Original facility size										5,900,000,000
Long-term Debt, Gross								0
Line of Credit Facility, Decrease		$ 1,800,000,000	$ 2,100,000,000
Loss on Extinguishment of Debt						$ 96,300,000
2012 Sabine Pass Liquefaction Credit Facilities [Member]
Line of Credit Facility [Line Items]
Loss on Extinguishment of Debt										$ 88,300,000
Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size				$ 1,200,000,000	$ 1,200,000,000
Line of Credit Facility, Maximum Borrowing Capacity				1,200,000,000.0
Outstanding Balance, Current				98,500,000
Commitments prepaid or terminated				0
Letters of credit issued				337,044,000		135,200,000
Available commitment				$ 764,456,000		1,100,000,000
Debt Instrument, Description of Variable Rate Basis				LIBOR or base rate
Debt Instrument, Maturity Date, Description				December 31, 2020, with various terms for underlying loans
Debt Instrument, Fee Amount						$ 27,500,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage						0.70%
Line of Credit Facility, Number of Business Days Notice Required for Repayment of Debt Without Penalty						3 days
Working Capital Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Permitted Increase						$ 760,000,000
Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.75%		1.75%
Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.75%		0.75%
Working Capital Facility [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.50%
Working Capital Facility [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.50%
Working Capital Facility [Member] | Completion of Train Six Financing [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Permitted Increase						$ 390,000,000
Working Capital Loan [Member]
Line of Credit Facility [Line Items]
Outstanding Balance, Current						15,000,000
Line of Credit Facility, Annual Temporary Requirement Balance Outstanding, Principal						$ 0
Line of Credit Facility, Annual Temporary Requirement Period, Number of Consecutive Business Days						5 days
Swing Line Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross						$ 0
Debt Instrument, Term						15 days
Line of Credit Facility, Minimum Period For Termination Date, Number of Business Days						3 days
LC Loan [Member]
Line of Credit Facility [Line Items]
Outstanding Balance, Current						$ 0
LC Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term						1 year
LC Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								325,000,000
Letters of credit issued								9,500,000
Letter of Credit, Drawn Amount								$ 0
Letter of Credit [Member] | Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage						1.75%
Letter of Credit [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.00%
Letter of Credit, Drawn Amount						$ 0

[1]	Matures on December 31, 2020, with various terms for underlying loans as further described below under Working Capital Facility. As of December 31, 2014, no loans were outstanding under the $325.0 million senior letter of credit and reimbursement agreement that was entered into in April 2014 (the “LC Agreement”) it replaced.
[2]	Variable interest rates, based on LIBOR or the base rate, as further described below under Working Capital Facility.
[3]	Matures on the earlier of December 31, 2020 or the second anniversary of the completion date of Trains 1 through 5 of the Liquefaction Project.
[4]	Variable interest rate, at our election, is LIBOR or the base rate plus the applicable margin. The applicable margins for LIBOR loans range from 1.30% to 1.75%, depending on the applicable 2015 Credit Facility, and the applicable margin for base rate loans is 1.75%. Interest on LIBOR loans is due and payable at the end of each LIBOR period, and interest on base rate loans is due and payable at the end of each quarter.